SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)		Dec. 31, 2012 EUR (€)		Dec. 31, 2011 EUR (€)		Dec. 31, 2013 Domestic EUR (€)		Dec. 31, 2012 Domestic EUR (€)		Dec. 31, 2011 Domestic EUR (€)		Dec. 31, 2013 Group EUR (€)		Dec. 31, 2012 Group EUR (€)		Dec. 31, 2011 Group EUR (€)		Dec. 31, 2013 Turkish Operations EUR (€)		Dec. 31, 2012 Turkish Operations EUR (€)		Dec. 31, 2011 Turkish Operations EUR (€)		Dec. 31, 2013 Other International EUR (€)		Dec. 31, 2012 Other International EUR (€)		Dec. 31, 2011 Other International EUR (€)		Dec. 31, 2013 Retail Banking [Member] EUR (€)		Dec. 31, 2012 Retail Banking [Member] EUR (€)		Dec. 31, 2011 Retail Banking [Member] EUR (€)		Dec. 31, 2013 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2012 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2011 Corporate And Investment Banking [Member] EUR (€)		Dec. 31, 2013 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2012 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2011 Global Markets And Asset Management [Member] EUR (€)		Dec. 31, 2013 Insurance [Member] EUR (€)		Dec. 31, 2012 Insurance [Member] EUR (€)		Dec. 31, 2011 Insurance [Member] EUR (€)		Dec. 31, 2013 International [Member] EUR (€)		Dec. 31, 2012 International [Member] EUR (€)		Dec. 31, 2011 International [Member] EUR (€)		Dec. 31, 2013 Turkish Operations [Member] EUR (€)		Dec. 31, 2012 Turkish Operations [Member] EUR (€)		Dec. 31, 2011 Turkish Operations [Member] EUR (€)		Dec. 31, 2013 Other Business Segment [Member] EUR (€)		Dec. 31, 2012 Other Business Segment [Member] EUR (€)		Dec. 31, 2011 Other Business Segment [Member] EUR (€)
Segment Reporting Information [Line Items]
Net interest income		€ 3,157,000,000		€ 3,365,000,000		€ 3,842,000,000																										€ 619,000,000		€ 940,000,000		€ 1,203,000,000		€ 696,000,000		€ 745,000,000		€ 776,000,000		€ (101,000,000)		€ (106,000,000)		€ 371,000,000		€ 84,000,000		€ 71,000,000		€ 63,000,000		€ 299,000,000		€ 312,000,000		€ 387,000,000		€ 1,299,000,000		€ 1,265,000,000		€ 903,000,000		€ 261,000,000		€ 138,000,000		€ 139,000,000
Net fee and commission income / (loss)		529,000,000		495,000,000		494,000,000																										75,000,000		88,000,000		101,000,000		90,000,000		85,000,000		82,000,000		(140,000,000)		(177,000,000)		(107,000,000)		7,000,000		6,000,000		7,000,000		90,000,000		90,000,000		94,000,000		401,000,000		400,000,000		314,000,000		6,000,000		3,000,000		3,000,000
Other		85,000,000		(333,000,000)		36,000,000																										0		(9,000,000)		(25,000,000)		(46,000,000)		(49,000,000)		(62,000,000)		28,000,000		(469,000,000)		9,000,000		102,000,000		156,000,000		179,000,000		15,000,000		17,000,000		6,000,000		44,000,000		169,000,000		36,000,000		(58,000,000)		(148,000,000)		(107,000,000)
Total operating income / (loss)		3,771,000,000		3,527,000,000		4,372,000,000																										694,000,000		1,019,000,000		1,279,000,000		740,000,000		781,000,000		796,000,000		(213,000,000)		(752,000,000)		273,000,000		193,000,000		233,000,000		249,000,000		404,000,000		419,000,000		487,000,000		1,744,000,000		1,834,000,000		1,253,000,000		209,000,000		(7,000,000)		35,000,000
Direct costs		(2,177,000,000)		(1,881,000,000)		(2,138,000,000)																										(569,000,000)		(615,000,000)		(688,000,000)		(50,000,000)		(51,000,000)		(52,000,000)		(55,000,000)		(59,000,000)		(65,000,000)		(98,000,000)		(116,000,000)		(135,000,000)		(260,000,000)		(272,000,000)		(293,000,000)		(859,000,000)		(748,000,000)		(656,000,000)		(286,000,000)		(20,000,000)		(249,000,000)
Allocated costs and provisions		(1,768,000,000)		(3,621,000,000)		(15,654,000,000)																										(1,114,000,000)		(1,736,000,000)		(1,515,000,000)		(421,000,000)		(654,000,000)		(2,152,000,000)		528,000,000		(247,000,000)		(10,723,000,000)		14,000,000		(31,000,000)		(633,000,000)		(117,000,000)		(258,000,000)		(202,000,000)		(338,000,000)		(286,000,000)		(147,000,000)		(320,000,000)		(409,000,000)		(282,000,000)
Share of profit of equity method investments		(5,000,000)		2,000,000		0																										0		0		0		0		0		0		(4,000,000)		0		(3,000,000)		1,000,000		0		1,000,000		1,000,000		0		1,000,000		(3,000,000)		2,000,000		0		0		0		1,000,000
Profit / (loss) before tax		(179,000,000)		(1,973,000,000)		(13,420,000,000)																										(989,000,000)		(1,332,000,000)		(924,000,000)		269,000,000		76,000,000		(1,408,000,000)		256,000,000		(1,058,000,000)		(10,518,000,000)		110,000,000		86,000,000		(518,000,000)		28,000,000		(111,000,000)		(7,000,000)		544,000,000		802,000,000		450,000,000		(397,000,000)		(436,000,000)		(495,000,000)
Segment assets		108,080,000,000		103,130,000,000		105,318,000,000																										24,901,000,000		25,694,000,000		27,368,000,000		14,115,000,000		14,377,000,000		16,196,000,000		16,048,000,000		19,584,000,000		24,904,000,000		3,365,000,000		3,136,000,000		2,041,000,000		9,505,000,000		9,429,000,000		9,856,000,000		23,373,000,000		24,615,000,000		20,672,000,000		16,773,000,000		6,295,000,000		4,281,000,000
Deferred tax assets and Current income tax advance		2,850,000,000		1,668,000,000		1,552,000,000
Total assets		110,930,000,000		104,798,000,000		106,870,000,000
Depreciation & amortization		226,000,000	[1]	231,000,000	[1]	226,000,000	[1]																									17,000,000	[1]	13,000,000	[1]	19,000,000	[1]	3,000,000	[1]	2,000,000	[1]	2,000,000	[1]	2,000,000	[1]	3,000,000	[1]	5,000,000	[1]	8,000,000	[1]	9,000,000	[1]	9,000,000	[1]	27,000,000	[1]	32,000,000	[1]	36,000,000	[1]	67,000,000	[1]	65,000,000	[1]	54,000,000	[1]	102,000,000	[1]	107,000,000	[1]	101,000,000	[1]
Credit provisions and other impairment charges		1,373,000,000		3,153,000,000		15,222,000,000																										796,000,000		1,436,000,000		1,180,000,000		375,000,000		608,000,000		2,102,000,000		(548,000,000)		227,000,000		10,702,000,000		(17,000,000)		29,000,000		631,000,000		114,000,000		255,000,000		200,000,000		339,000,000		286,000,000		147,000,000		314,000,000		312,000,000		260,000,000
Non-current asset additions		212,000,000		244,000,000		220,000,000																										4,000,000		12,000,000		5,000,000		27,000,000		29,000,000		11,000,000		0		6,000,000		36,000,000		3,000,000		5,000,000		3,000,000		22,000,000		17,000,000		19,000,000		102,000,000		96,000,000		80,000,000		54,000,000		79,000,000		66,000,000
Reconciliation Of Profit Before Tax [Abstract]
Profit / (loss) before tax		(179,000,000)		(1,973,000,000)		(13,420,000,000)
Dividend paid and transactions on financial instruments classified within equity under IFRS		(11,000,000)		(17,000,000)		(39,000,000)
Hedging of Interest Rate Risk and Net Investment Hedge		559,000,000		(359,000,000)		(68,000,000)
Fixed assets measurement difference		10,000,000		57,000,000		38,000,000
Difference in loan interest income recognition		(82,000,000)		(54,000,000)		(12,000,000)
Redeemable non-controlling interests		0		0		0
Foreign exchange differences on AFS debt securities		5,000,000		2,000,000		103,000,000
Difference of equity in earnings of investees		0		46,000,000		16,000,000
Impairment of AFS securities		2,000,000		19,000,000		128,000,000
Insurance Reserves		(85,000,000)		32,000,000		(307,000,000)
Other		11,000,000	[2]	26,000,000	[2]	(1,000,000)	[2]
Income/(loss) before income tax expense		236,000,000		(2,349,000,000)		(14,048,000,000)
Impairment of goodwill		(1,000,000)		(2,000,000)		(298,000,000)
Bond's portfolio classification		7,000,000		(126,000,000)		(188,000,000)
Schedule Of Segment Reporting Information By Geographic Location [Line Items]
Total assets	148,184,000,000	106,841,000,000		101,156,000,000				72,895,000,000		65,928,000,000		71,600,000,000		106,841,000,000		101,156,000,000		103,468,000,000		23,478,000,000		24,616,000,000		20,686,000,000		10,468,000,000		10,612,000,000		11,182,000,000
Total revenue								3,268,000,000	[3]	2,410,000,000	[3]	(6,399,000,000)	[3]	7,051,000,000	[3]	6,220,000,000	[3]	(3,227,000,000)	[3]	3,092,000,000	[3]	3,004,000,000	[3]	2,305,000,000	[3]	691,000,000	[3]	806,000,000	[3]	867,000,000	[3]
Income/(loss) before income tax	327,000,000	236,000,000		(2,348,000,000)		(14,048,000,000)		(629,000,000)		(2,997,000,000)		(14,511,000,000)		236,000,000		(2,348,000,000)		(14,048,000,000)		830,000,000		752,000,000		481,000,000		35,000,000		(103,000,000)		(18,000,000)
Net income / (loss) attributable to NBG shareholders	51,000,000	37,000,000		(2,537,000,000)		(14,539,000,000)		(641,000,000)		(3,049,000,000)		(14,888,000,000)		37,000,000		(2,537,000,000)		(14,539,000,000)		648,000,000		602,000,000		360,000,000		30,000,000		(90,000,000)		(11,000,000)
Retail Banking Companies Annual Turnover		€ 2,500,000

[1]	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.
[2]	*as restated in 2012 due to IAS 19 retrospective application
[3]	(1) Total revenue includes OTTI on available for sale securities.